DEBT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004 RBS$140Mloan [Member]	Dec. 31, 2007 RBS$140Mloan [Member]	Mar. 31, 2004 RBS$140Mloan [Member]	Dec. 31, 2009 Nordea $60M loan [Member]	Aug. 31, 2009 Nordea $60M loan [Member]	Dec. 31, 2010 Nordea $105M loan ($60M loan extension) [Member]	Jul. 31, 2010 Nordea $105M loan ($60M loan extension) [Member]	Dec. 31, 2010 Nordea $175M loan [Member]	Dec. 31, 2012 Nordea $175M loan [Member]	Dec. 31, 2012 DnB $58.24M loan [Member]	Dec. 31, 2010 DnB $58.24M loan [Member]	Jul. 01, 2010 DnB $58.24M loan [Member]	Dec. 31, 2012 Revolving Credit Facility for $175M loan
Average floating rate debt	2.93%	2.76%
Debt instrument, face amount					$ 140.00		$ 60.00		$ 105.00	$ 175.00				$ 58.24
Number of tranches in loan				1	5		2			4				4
Value per tranche			28.00			30.00				25.00			14.56
Line of credit facility, increase, additional borrowings								47.5
Number of vessels mortgaged						2
Revolving debt facility															75
Number of years for loan					7 years		4 years
Line of credit facility, amount outstanding											99.3	12.4
Repayment of bank debt as result of sale of vessel during period												$ 41.3